Dyal Acquisition - Consideration Calculation (Details) - USD ($) $ in Thousands		6 Months Ended
	May 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Asset Acquisition [Line Items]
Cash consideration		$ 973,457	$ 0
Assets acquired:
Intangible assets		2,233,200
Liabilities assumed:
Goodwill		$ 3,548,222		$ 0
Dyal
Asset Acquisition [Line Items]
Equity consideration	$ 4,285,359
Cash consideration	973,457
Tax receivable agreement	101,645
Earnout Securities	246,788
Total Consideration	5,607,249
Assets acquired:
Due from related parties	13,442
Intangible assets	2,233,200
Deferred tax asset	29,770
Other assets, net	2,096
Total assets acquired	2,278,508
Liabilities assumed:
Accrued compensation	7,376
Deferred tax liability	170,753
Accounts payable, accrued expenses and other liabilities	41,352
Total liabilities assumed	219,481
Net Identifiable Assets Acquired	2,059,027
Goodwill	$ 3,548,222